ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of
	December 31, 2025	June 30, 2026
Deposits received from potential investors	$143,000	$1,717,548
Accrued service fees	1,085,597	846,774
Accrual of PIPE dividend	253,750	355,250
Payable for short-term lease	93,211	332,907
Employee advances for service-related expenses	318,500	318,539
Staff reimbursement	91,664	91,674
Deposits-others	71,500	73,700
Others	64,363	41,389
Penalty payable*	466,469	—
Medical academic conference fees payable	156,248	—
Total	$2,744,302	$3,777,781

Penalty payable*: The Company failed to renew its previous manufacture license within the prescribed time period under relevant regulations due to employee oversight in 2021. As a result, there was a time gap of approximately two months between the cancellation of the expired license and the receipt of a new one. In November 2024, the Company was imposed a confiscation of our sales revenue during such period and an administrative penalty in an aggregate amount of $640,067. This penalty has been fully paid in the first half of 2026.